Income tax (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of income before income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2024	2023
	US$	US$

Malaysia	1,126,832	2,042,746
Indonesia	(723,350)	(786,490)
Hong Kong	(38,651,082)	(15,141,598)
Others	(859)	(8,963)
	(38,248,459)	(13,894,305)

Schedule of components of income tax expense	Income tax expense consists of:
	Years ended December 31,
	2024	2023
	US$	US$

Income tax expense	534,661	797,147
Deferred income tax benefit	43,642	(273,666)
	578,303	523,481

Schedule of effective income tax rate reconciliation

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Income before income tax	(28,748,459)	(13,894,305)
Tax calculated at Hong Kong profits tax rate	(4,743,494)	(2,292,560)
Effect of different tax rates applicable to different jurisdictions	6,683,940	1,637,665
Income not subject to tax	(8,328,873)	(48,307)
Non-deductible expenses	5,705,763	132,796
Change in valuation allowance	1,041,756	846,827
Underprovision of current tax in the previous financial year	31,902	125,217
Tax effect on deductible temporary differences	7,946	7,918
Others	179,363	113,925
Income tax	578,303	523,481

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are attributable to the following:

	December 31,
	2024	2023
	US$	US$
Deferred tax assets
Tax losses carried forward	8,193,135	8,266,115
Equipment	(82,885)	(65,050)
Accrued expenses	419,001	296,576
Others	82,657	54,560
	8,611,908	8,552,201
Valuation allowance	(8,269,086)	(7,887,313)
Total deferred tax assets	342,822	664,888

Deferred tax liabilities
Fixed assets		-
Intangible assets	(876,875)	(1,184,987)
Others	(37)	(61,773)
Total deferred tax liabilities	(876,912)	(1,246,760)

Net deferred tax liabilities	(534,090)	(581,872)

Schedule of purchase price of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

US$
Net assets acquired (i)	(1,510,899)
Goodwill (Note 9) (ii)	7,771,855
Non-controlling interests (iii)	(3,931,441)
Total	2,329,515

Total purchase price is comprised of:
Cash consideration	200,000
Fair value of previously held equity interests	2,129,515
2,329,515

(i)	Net assets acquired primarily included accounts receivables and other receivables of approximately US$0.6 million, property and equipment of approximately US$0.2 million, operating lease right-of-use assets relating to land use rights of approximately US$0.1 million and other assets of approximately US$1.6 million and liabilities of approximately US$4.1 million as of the date of acquisition.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

19	Acquisition of Dynamic Indonesia Holdings Limited (Continued)

(ii)	Goodwill arose on the acquisition from the expected synergies from combining our existing airtime operations with those of Dynamic Indonesia Holdings Limited.

(iii)	An independent valuation firm was hired by Noble Tack International Limited to value it shares in Dynamic Indonesia at approximately the date of the acquisition. The firm used market approach Price-to-Sales multiple-based methodology to determine the value.

Schedule of acquisition of consolidated statements of operations

The following amounts of the acquiree since the acquisition date are included in the December 2024 consolidated statement of operations.

	2024	2023
	US$	US$
Revenue	14,584,434	14,211,091
Loss after tax	(432,795)	(836,874)

Seamless Group Inc [Member]
Schedule of income before income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2023	2022
	US$	US$

Malaysia	2,042,746	1,606,867
Indonesia	(786,490)	1,609,362
Hong Kong	(15,141,598)	(18,818,064)
Others	(8,963)	(10,096)
	(13,894,305)	(15,611,931)

Schedule of components of income tax expense	Income tax expense consists of:
	Years ended December 31,
	2023	2022
	US$	US$

Income tax expense	797,147	507,740
Deferred income tax benefit	(273,666)	(393,958)
	523,481	113,782

Schedule of effective income tax rate reconciliation

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Income before income tax	(13,894,305)	(15,611,931)
Tax calculated at Hong Kong profits tax rate	(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions	1,637,665	2,244,573
Income not subject to tax	(48,307)	(567,161)
Non-deductible expenses	132,796	658,533
Change in valuation allowance	846,827	245,220
Underprovision of current tax in the previous financial year	125,217	48,182
Tax effect on deductible temporary differences	7,918	46,624
Others	113,925	14,028
Income tax	523,481	113,782

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are attributable to the following:

	December 31,
	2023	2022
	US$	US$
Deferred tax assets
Tax losses carried forward	8,266,115	7,526,178
Equipment	(65,050)	(90,113)
Accrued expenses	296,576	354,988
Others	54,560	39,290
	8,552,201	7,830,343
Valuation allowance	(7,887,313)	(7,061,726)
Total deferred tax assets	664,888	768,617

Deferred tax liabilities
Fixed assets	-	-
Intangible assets	(1,184,987)	(1,554,721)
Others	(61,773)	(61,622)
Total deferred tax liabilities	(1,246,760)	(1,616,343)

Net deferred tax liabilities	(581,872)	(847,727)